Consolidated statement of financial position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current Assets [Abstract]
Goodwill	€ 18,447	€ 8,860	€ 9,664
Intangible assets	28,646	9,765	9,657
Property, plant and equipment	86,881	45,063	38,400
Investments in joint ventures	31	0	1,018
Deferred tax assets	304	336	1,092
Other non-current assets	3,667	2,154	356
Total non-current assets	137,976	66,178	60,187
Current assets [Abstract]
Inventories and contracts in progress	11,594	7,870	5,387
Trade receivables	35,582	27,479	22,843
Other current assets	9,212	4,481	4,993
Cash and cash equivalents	43,175	55,912	50,726
Total current assets	99,563	95,742	83,949
Total assets	237,539	161,920	144,136
Equity [Abstract]
Share capital	2,729	2,729	2,729
Share premium	79,839	79,019	78,098
Consolidated reserves	(3,250)	(1,603)	1,407
Other comprehensive income	(1,803)	(1,112)	721
Equity attributable to the owners of the parent	77,515	79,033	82,955
Total equity	77,515	79,033	82,955
Non-current liabilities [Abstract]
Loans and borrowings	81,788	28,267	16,607
Deferred tax liabilities	7,006	1,325	2,068
Deferred income	5,040	3,588	1,905	[1]
Other non-current liabilities	1,904	1,873	2,244
Total non-current liabilities	95,738	35,053	22,824
Current liabilities [Abstract]
Loans and borrowings	12,769	5,539	4,482
Trade payables	15,670	13,400	9,712
Tax payables	3,560	926	255
Deferred income	18,791	17,822	14,696	[1]
Other current liabilities	13,496	10,147	9,212
Total current liabilities	64,286	47,834	38,357
Total equity and liabilities	€ 237,539	€ 161,920	€ 144,136

[1]	* The year 2015 has been restated to reflect the reclassification of the long-term deferred income. See note 2 for more information.